Nature of operations	12 Months Ended
Dec. 31, 2024
Nature Of Operations [Abstract]
Nature of operations [Text Block]

1. Nature of operations

Galiano Gold Inc. ("Galiano" or the "Company") was incorporated on September 23, 1999 under the Business Corporations Act of British Columbia, Canada.  The Company's head office and principal address is located at 1640 - 1066 West Hastings Street, Vancouver, British Columbia, V6E 3X1, Canada. The Company's registered and records office is located at Suite 3500, 1133 Melville Street, Vancouver, V6E 4E5. The Company's common shares trade on the Toronto Stock Exchange and NYSE American Exchange under the ticker symbol "GAU".

Until March 4, 2024, the Company's principal business activity was the operation of the Asanko Gold Mine ("AGM") through a joint venture arrangement (the "JV") associated with the Company's then 45% equity interest in the entity that held the AGM mining licenses and gold exploration tenements (see note 6).

On March 4, 2024 (the "Acquisition Date"), the Company acquired Gold Fields Limited's ("Gold Fields") 45% interest in the AGM (the "Acquisition"). As of the Acquisition Date, the Company owns a 90% interest in the AGM with the Government of Ghana continuing to hold a 10% free-carried interest (non-controlling interest). Refer to note 6 for further details on the Acquisition and purchase price accounting.

The AGM consists of four main open-pit mining areas: Nkran, Esaase, Abore and Miradani North, multiple satellite deposits and exploration projects located on the Asankrangwa Gold Belt in the Amansie West District of the Republic of Ghana ("Ghana"), West Africa.